                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05415

                          Morgan Stanley Utilities Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2005

Date of reporting period: June 30, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Utilities Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended June 30, 2005

TOTAL RETURN FOR THE 6 MONTHS ENDED JUNE 30, 2005


                                                    S&P             LIPPER
                                                 500(R)      UTILITY FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)         INDEX(2)
  12.38%      12.33%      11.98%      12.45%     -0.81%             10.15%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

As in 2003 and 2004, utilities stocks performed with strength during the six-month reporting period, both in absolute terms and relative to other areas of the U.S. equity market. Although the Federal Open Market Committee continued increasing the federal funds target rate throughout the reporting period, interest rates remained at historically low levels. Against this backdrop, investors were drawn to the yield and dividend potential of utilities stocks. Additionally, utilities companies' increased focus on basic services and decreased dependence on comparatively higher risk diversification efforts resulted in cleaner balance sheets and enhanced earnings predictability. Merger and acquisition activity further bolstered the appeal of the sector overall. Investor sentiment also improved due to legislative activity, specifically, the prospect of the passage of an energy bill that contained elements deemed favorable to the sector overall and electric energy stocks in particular.

Within the utilities sector, electric utilities and natural gas stocks were the dominant performers, while telecommunications generated mixed results. Higher commodity prices helped selective electric utilities companies, most notably those with relatively low costs as well as excess coal and nuclear generation. Exceptionally strong oil and natural gas prices supported the significant upside of natural gas companies with exploration and production affiliations. While telecommunication operating companies (Regional Bells) were stagnant amid the threat of competition and regulatory uncertainty, the wireless industry provided stronger performance, propelled by consolidation trends. Wireless-related industries, such as tower companies, posted particularly robust gains.

PERFORMANCE ANALYSIS

Morgan Stanley Utilities Fund outperformed the S&P 500(R) Index and the Lipper Utility Funds Index for the six-month period ended June 30, 2005, assuming no deduction of applicable sales charges. The Fund participated in the broad strength of the utilities sector. Among the more specific factors driving performance, the Fund held electric utilities companies that benefited from high commodity prices. Additionally, company-specific events, such as restructurings and turnarounds, proved advantageous for select electric utilities holdings. Within its natural gas stake, the Fund reaped above-average gains from companies with exploration and production operations. Telecommunications stocks were mixed: the large-cap legacy Regional Bell companies lagged while selective wireless stocks provided contributed gains.

Unlike the Regional Bells where growth is slow at best, the wireless area has attractive organic growth prospects as well as the benefit of synergies from current and future consolidation. Consequently, the

Fund's incremental investment in telecommunications has focused on the wireless arena.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

   TOP 10 HOLDINGS
   Exelon Corp.                                         4.0%
   Entergy Corp.                                        3.6
   Edison International                                 3.6
   Constellation Energy Group                           3.3
   TXU Corp.                                            3.3
   PPL Corp.                                            3.2
   FPL Group, Inc.                                      3.2
   SCANA Corp.                                          3.0
   Ameren Corp.                                         2.9
   Dominion Resources Inc.                              2.8

   TOP FOUR INDUSTRIES
   Electric Utilities                                  69.1%
   Telecommunications                                  16.4
   Energy                                              13.7
   Short-Term Investment                                0.4

Data as of June 30, 2005. Subject to change daily. All percentages for top 10 holdings and top four industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCK AND OTHER EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS) AND INVESTMENT GRADE FIXED-INCOME SECURITIES (INCLUDING ASSET-BACKED SECURITIES AND ZERO-COUPON SECURITIES) OF COMPANIES THAT ARE ENGAGED IN THE UTILITIES INDUSTRY. A COMPANY WILL BE CONSIDERED TO BE IN THE UTILITIES INDUSTRY IF IT DERIVES AT LEAST 50 PERCENT OF ITS REVENUES OR EARNINGS FROM THE UTILITIES INDUSTRY OR DEVOTES AT LEAST 50 PERCENT OF ITS ASSETS TO ACTIVITIES IN THAT INDUSTRY. THESE MAY INCLUDE COMPANIES INVOLVED IN, AMONG OTHER AREAS: GAS AND ELECTRIC ENERGY, WATER DISTRIBUTION, TELECOMMUNICATIONS, COMPUTERS, THE INTERNET AND INTERNET RELATED SERVICES, AND OTHER NEW OR EMERGING TECHNOLOGIES. THE COMPANIES MAY INCLUDE TRADITIONALLY REGULATED PUBLIC UTILITIES OR FULLY OR PARTIALLY DEREGULATED UTILITY COMPANIES AS WELL AS UNREGULATED UTILITY COMPANIES. THE FUND MAY INVEST UP TO 25 PERCENT OF ITS NET ASSETS IN FOREIGN SECURITIES, INCLUDING COMMON STOCK AND OTHER EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS) AND INVESTMENT GRADE FIXED-INCOME SECURITIES. HOWEVER, THIS PERCENTAGE LIMITATION DOES NOT APPLY TO SECURITIES OF FOREIGN COMPANIES THAT ARE LISTED IN THE UNITED STATES ON A NATIONAL SECURITIES EXCHANGE.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON

FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE 800-869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JUNE 30, 2005

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 04/29/88)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                              UTLAX                     UTLBX                    UTLCX                    UTLDX
   1 YEAR                              31.49%(3)                 31.39%(3)                30.46%(3)                31.77%(3)
                                       24.59(4)                  26.39(4)                 29.46(4)                    --
   5 YEARS                              1.03(3)                   0.56(3)                  0.27(3)                  1.27(3)
                                       (0.06)(4)                  0.26(4)                  0.27(4)                    --

   10 YEARS                               --                      7.70(3)                    --                       --
                                          --                      7.70(4)                    --                       --
   SINCE INCEPTION                      7.07(3)                   8.67(3)                  6.26(3)                  7.32(3)
                                        6.35(4)                   8.67(4)                  6.26(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Utility Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Utility Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/05 - 06/30/05.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             01/01/05 -
                                                                     01/01/05            06/30/05             06/30/05
                                                                   -------------       -------------       ---------------
CLASS A
Actual (12.38% return)......................................         $1,000.00           $1,123.80              $5.42
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,019.69              $5.16
CLASS B
Actual (12.33% return)......................................         $1,000.00           $1,123.30              $5.05
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,020.03              $4.81
CLASS C
Actual (11.98% return)......................................         $1,000.00           $1,119.80              $8.67
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,016.61              $8.25
CLASS D
Actual (12.45% return)......................................         $1,000.00           $1,124.50              $4.11
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,020.93              $3.91

------------------
 * Expenses are equal to the Fund's annualized expense ratio of 1.03%, 0.96%, 1.65% and 0.78% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the Fund's performance for the one-, three- and five-year periods ending November 30, 2004, as shown in reports (the "Lipper Reports") provided by Lipper Inc. ("Lipper"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for all three periods. The Board discussed with the Adviser possible steps to improve performance. The Adviser informed the Board that in order to try to improve performance, the Adviser had strengthened the investment team and improved the quality of research provided to the Fund. The Board concluded the changes were reasonably designed to improve performance.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the management fee rate and the total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was higher than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for the Fund; but (ii) the Fund's total expense ratio was also lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the Fund's management fee and total expense ratio were competitive with those of the Fund's expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES


The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

NUMBER OF
  SHARES                                                                                       VALUE
--------------------------------------------------------------------------------------------------------
             Common Stocks (97.2%)
             Electric Utilities (68.2%)
 1,050,000   AES Corp. (The)*............................................................  $ 17,199,000
   360,000   Allegheny Energy, Inc.*.....................................................     9,079,200
   480,000   Ameren Corp. ...............................................................    26,544,000
   585,000   American Electric Power Co., Inc. ..........................................    21,568,950
   185,000   CenterPoint Energy, Inc. ...................................................     2,443,850
   507,470   Cinergy Corp. ..............................................................    22,744,805
   115,000   Cleco Corp. ................................................................     2,480,550
   417,000   CMS Energy Corp.*...........................................................     6,280,020
   310,000   Consolidated Edison, Inc. ..................................................    14,520,400
   530,000   Constellation Energy Group, Inc. ...........................................    30,575,700
   355,000   Dominion Resources, Inc. ...................................................    26,053,450
   279,000   DPL, Inc. ..................................................................     7,658,550
   360,000   DTE Energy Co. .............................................................    16,837,200
   620,724   Duke Energy Corp. ..........................................................    18,454,125
   820,000   Edison International........................................................    33,251,000
   380,000   Energy East Corp. ..........................................................    11,012,400
   445,000   Entergy Corp. ..............................................................    33,619,750
   712,000   Exelon Corp. ...............................................................    36,546,960
   380,000   FirstEnergy Corp. ..........................................................    18,281,800
   705,000   FPL Group, Inc. ............................................................    29,652,300
   145,000   Great Plains Energy Inc. ...................................................     4,624,050
   838,000   NSTAR.......................................................................    25,835,540
   585,000   PG&E Corp. .................................................................    21,960,900
   413,000   Pinnacle West Capital Corp. ................................................    18,357,850
   315,000   PNM Resources Inc. .........................................................     9,075,150
   508,000   PPL Corp. ..................................................................    30,165,040
   265,000   Progress Energy, Inc. ......................................................    11,988,600
   270,000   Public Service Enterprise Group, Inc. ......................................    16,421,400
   536,511   Sempra Energy...............................................................    22,163,269
   650,000   SCANA Corp. ................................................................    27,761,500
   525,000   Southern Co. (The)..........................................................    18,201,750
   300,000   TECO Energy, Inc. ..........................................................     5,673,000
   362,000   TXU Corp. ..................................................................    30,078,580
   390,000   Xcel Energy, Inc. ..........................................................     7,612,800
                                                                                           ------------
                                                                                            634,723,439
                                                                                           ------------
             Energy (13.7%)
   620,000   AGL Resources, Inc. ........................................................    23,963,000
    50,000   Equitable Resources, Inc. ..................................................     3,400,000
   276,200   KeySpan Corp. ..............................................................    11,241,340
   125,000   Kinder Morgan, Inc. ........................................................    10,400,000

                       See Notes to Financial Statements
 10

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) continued

NUMBER OF
  SHARES                                                                                       VALUE
--------------------------------------------------------------------------------------------------------
   380,700   New Jersey Resources Corp. .................................................  $ 18,368,775
   210,000   NRG Energy Inc.*............................................................     7,896,000
   235,000   Peabody Energy Corp. .......................................................    12,229,400
   345,000   Questar Corp. ..............................................................    22,735,500
    97,000   Southwestern Energy Co.*....................................................     4,557,060
   680,000   Williams Companies, Inc. (The)..............................................    12,920,000
                                                                                           ------------
                                                                                            127,711,075
                                                                                           ------------
             Telecommunications (15.3%)
   314,900   ALLTEL Corp. ...............................................................    19,611,972
   596,000   BellSouth Corp. ............................................................    15,835,720
   241,250   CenturyTel, Inc. ...........................................................     8,354,488
   195,000   Citizens Communications Co. ................................................     2,620,800
   833,000   Crown Castle International Corp.*...........................................    16,926,560
   414,000   Nextel Communications, Inc. (Class A)*......................................    13,376,340
   654,972   SBC Communications, Inc. ...................................................    15,555,585
   615,000   Sprint Corp. (FON Group)....................................................    15,430,350
   166,586   Telefonica de Espana S.A. (ADR) (Spain).....................................     8,146,063
   350,000   Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)..........................     6,611,500
   150,000   Valor Communications Group Inc. ............................................     2,070,000
   325,160   Verizon Communications Inc. ................................................    11,234,278
   280,000   Vodafone Group PLC (ADR) (United Kingdom)...................................     6,809,600
                                                                                           ------------
                                                                                            142,583,256
                                                                                           ------------
             Total Common Stocks (Cost $442,580,423).....................................   905,017,770
                                                                                           ------------

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE
----------                                                               ------   --------
             Corporate Bonds (2.0%)
             Electric Utilities (0.9%)
$      485   Appalachian Power Co. (Series G)..........................  3.60 %   05/15/08        476,414
       285   Carolina Power & Light Co. ...............................  5.125    09/15/13        294,723
       585   Cleco Power LLC...........................................  5.375    05/01/13        603,901
       780   Commonwealth Edison Co. (Series 98).......................  6.15     03/15/12        863,607
       425   Duquesne Light Co. (Series O).............................  6.70     04/15/12        478,542
       115   Entergy Gulf States, Inc. ................................  3.60     06/01/08        112,655
       145   Entergy Gulf States, Inc. ................................  3.73+    12/01/09        145,482
       465   Exelon Corp. .............................................  6.75     05/01/11        517,026
       300   FirstEnergy Corp. (Series B)..............................  6.45     11/15/11        328,218
       200   Indianapolis Power & Light Co. - 144A**...................  6.30     07/01/13        218,058
       785   Jersey Central Power & Light Co. (Series MTN).............  6.45     05/15/06        800,753
       245   Pacific Gas & Electric Co. ...............................  6.05     03/01/34        270,975

                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
$      775   Pinnacle West Capital Corp. ..............................  6.40 %   04/01/06   $    785,588
       650   Public Service Co. of New Mexico (Series B)...............  7.50     08/01/18        775,066
       700   Public Service Electric & Gas Co. (Series MTNB)...........  5.00     01/01/13        723,425
       355   Texas-New Mexico Power Co. ...............................  6.25     01/15/09        374,247
        85   Sempra Energy.............................................  4.621    05/17/07         85,439
       200   TXU Energy Co. ...........................................  7.00     03/15/13        223,382
                                                                                             ------------
                                                                                                8,077,501
                                                                                             ------------
             Energy (0.0%)
       150   Panhandle Eastern Pipe Line Co. ..........................  4.80     08/15/08        151,967
       110   Panhandle Eastern Pipe Line Co. (Series B)................  2.75     03/15/07        107,173
                                                                                             ------------
                                                                                                  259,140
                                                                                             ------------
             Telecommunications (1.1%)
       124   AT&T Corp. ...............................................  9.05     11/15/11        143,530
       725   AT&T Wireless Services, Inc. .............................  7.875    03/01/11        843,550
       390   AT&T Wireless Services, Inc. .............................  8.75     03/01/31        548,328
       705   Bellsouth Corp. ..........................................  4.20     09/15/09        703,167
       360   British Telecommunications PLC (United Kingdom)...........  8.375    12/15/10        426,711
       870   Deutsche Telekom International Finance Corp. NV
               (Netherlands)...........................................  8.75     06/15/30      1,181,620
       735   France Telecom S.A. (France)..............................  8.75     03/01/31      1,027,953
       605   GTE Corp. ................................................  6.94     04/15/28        701,314
       650   SBC Communications, Inc. .................................  5.75     05/02/06        659,385
       255   SBC Communications, Inc. .................................  6.45     06/15/34        287,699
       420   Sprint Capital Corp. .....................................  8.375    03/15/12        505,852
       400   Sprint Capital Corp. .....................................  8.75     03/15/32        558,185
       525   Telecom Italia Capital SpA (Luxembourg)...................  4.00     11/15/08        517,473
       935   Verizon Global Funding Corp. .............................  6.875    06/15/12      1,062,586
       600   Vodafone Airtouch PLC (United Kingdom)....................  7.75     02/15/10        685,744
                                                                                             ------------
                                                                                                9,853,097
                                                                                             ------------
             Total Corporate Bonds (Cost $17,012,183).....................................     18,189,738
                                                                                             ------------
             Short-Term Investment (0.4%)
             Repurchase Agreement
     3,416   Joint repurchase agreement account (dated 06/30/05;
               proceeds $3,416,318) (a) (Cost $3,416,000)..............  3.35     07/01/05      3,416,000
                                                                                             ------------

             Total Investments (Cost $463,008,606) (b)............................    99.6%     926,623,508

             Other Assets in Excess of Liabilities................................     0.4        3,849,271
                                                                                     -----     ------------
             Net Assets...........................................................   100.0%    $930,472,779
                                                                                     =====     ============

                       See Notes to Financial Statements
 12

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) continued

---------------------

    ADR  American Depositary Receipt.
     *   Non-income producing security.
    **   Resale is restricted to qualified institutional investors.
     +   Floating rate security; rate shown is the rate in effect at
         June 30, 2005.
    (a)  Collateralized by federal agency and U.S. Treasury
         obligations.
    (b)  The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $463,768,900 and the aggregate gross unrealized depreciation is $153,998,
         resulting in net unrealized appreciation of $463,614,902.

SUMMARY OF INVESTMENTS

                                                                              PERCENT OF
INDUSTRY                                                          VALUE       NET ASSETS
----------------------------------------------------------------------------------------
Electric Utilities..........................................  $642,800,940       69.1%
Telecommunications..........................................   152,436,353       16.4
Energy......................................................   127,970,215       13.7
Repurchase Agreement........................................     3,416,000        0.4
                                                              ------------       ----
                                                              $926,623,508       99.6%
                                                              ============       ====

                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2005 (unaudited)

Assets:
Investments in securities, at value (cost $463,008,606).....  $926,623,508
Receivable for:
    Investments sold........................................     2,722,556
    Dividends...............................................     2,127,122
    Interest................................................       252,245
    Shares of beneficial interest sold......................       197,095
    Foreign withholding taxes reclaimed.....................        46,768
Prepaid expenses and other assets...........................       138,281
                                                              ------------
    Total Assets............................................   932,107,575
                                                              ------------
Liabilities:
Payable for:
    Shares of beneficial interest redeemed..................       712,137
    Investment advisory fee.................................       394,849
    Distribution fee........................................       320,642
    Administration fee......................................        60,213
Accrued expenses and other payables.........................       146,955
                                                              ------------
    Total Liabilities.......................................     1,634,796
                                                              ------------
    Net Assets..............................................  $930,472,779
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $490,713,629
Net unrealized appreciation.................................   463,614,902
Accumulated undistributed net investment income.............     4,905,748
Accumulated net realized loss...............................   (28,761,500)
                                                              ------------
    Net Assets..............................................  $930,472,779
                                                              ============
Class A Shares:
Net Assets..................................................  $707,362,611
Shares Outstanding (unlimited authorized, $.01 par value)...    47,842,212
    Net Asset Value Per Share...............................        $14.79
                                                              ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........        $15.61
                                                              ============
Class B Shares:
Net Assets..................................................  $209,220,139
Shares Outstanding (unlimited authorized, $.01 par value)...    14,078,864
    Net Asset Value Per Share...............................        $14.86
                                                              ============
Class C Shares:
Net Assets..................................................    $9,501,730
Shares Outstanding (unlimited authorized, $.01 par value)...       640,189
    Net Asset Value Per Share...............................        $14.84
                                                              ============
Class D Shares:
Net Assets..................................................    $4,388,299
Shares Outstanding (unlimited authorized, $.01 par value)...       297,298
    Net Asset Value Per Share...............................        $14.76
                                                              ============

                       See Notes to Financial Statements
 14

Morgan Stanley Utilities Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended June 30, 2005 (unaudited)

Net Investment Income:
Income
Dividends (net of $21,899 foreign withholding tax)..........  $ 14,679,181
Interest....................................................       471,499
                                                              ------------
    Total Income............................................    15,150,680
                                                              ------------
Expenses
Investment advisory fee.....................................     2,353,314
Transfer agent fees and expenses............................       611,606
Distribution fee (Class A shares)...........................       332,766
Distribution fee (Class B shares)...........................       559,266
Distribution fee (Class C shares)...........................        38,673
Administration fee..........................................       358,361
Shareholder reports and notices.............................        59,414
Professional fees...........................................        31,073
Registration fees...........................................        25,697
Custodian fees..............................................        21,779
Trustees' fees and expenses.................................         9,245
Other.......................................................        25,436
                                                              ------------
    Total Expenses..........................................     4,426,630
                                                              ------------
    Net Investment Income...................................    10,724,050
                                                              ------------
Net Realized and Unrealized Gain:
Net realized gain...........................................    43,736,552
Net change in unrealized appreciation.......................    51,409,452
                                                              ------------
    Net Gain................................................    95,146,004
                                                              ------------
Net Increase................................................  $105,870,054
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED          ENDED
                                                              JUNE 30, 2005   DECEMBER 31, 2004
                                                              -------------   -----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $ 10,724,050      $  22,774,344
Net realized gain...........................................    43,736,552         52,817,740
Net change in unrealized appreciation.......................    51,409,452         90,487,889
                                                              ------------      -------------
    Net Increase............................................   105,870,054        166,079,973
                                                              ------------      -------------
Dividends to Shareholders from Net Investment Income:
Class A shares..............................................    (4,572,543)          (322,389)
Class B shares..............................................    (6,215,801)       (21,927,360)
Class C shares..............................................       (79,887)          (140,572)
Class D shares..............................................       (55,931)          (102,943)
                                                              ------------      -------------
    Total Dividends.........................................   (10,924,162)       (22,493,264)
                                                              ------------      -------------

Net decrease from transactions in shares of beneficial
  interest..................................................   (79,997,607)      (184,271,171)
                                                              ------------      -------------
    Net Increase (Decrease).................................    14,948,285        (40,684,462)
Net Assets:
Beginning of period.........................................   915,524,494        956,208,956
                                                              ------------      -------------
End of Period
(Including accumulated undistributed net investment income
of $4,905,748 and $5,105,860, respectively).................  $930,472,779      $ 915,524,494
                                                              ============      =============

                       See Notes to Financial Statements
 16

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is both capital appreciation and current income. The Fund was organized as a Massachusetts business trust on December 8, 1987 and commenced operations on April 29, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005 (UNAUDITED) continued

Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005 (UNAUDITED) continued

2. Investment Advisory/ Administration Agreements

Pursuant to an Investment Advisory Agreement; the Fund pays the Investment Adviser a advisory fee, accrued daily and payable monthly, by applying the annual rates to the Fund's net assets determined at the close of each business day: 0.57% to the portion of the daily net assets not exceeding $500 million; 0.47% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.395% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $5 billion; and 0.345% to the portion of the daily net assets in excess of $5 billion.

Pursuant to an Investment Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"); an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of June 30, 2005.

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005 (UNAUDITED) continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.87%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $177,043 and $175, respectively and received $20,421 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales portfolio securities, excluding short-term investments, for the six months ended June 30, 2005 aggregated $48,051,016 and $117,339,209, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $489,313 and $472,028, respectively. Also, included are purchases with other Morgan Stanley funds of $255,312.

For the six months ended June 30, 2005, the Fund incurred brokerage commissions of $30,818 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund. At June 30, 2005, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $40,898.

At June 30, 2005, Morgan Stanley Funds of Funds -- Domestic Portfolio, an affiliate of the Investment Adviser, Administrator and Distributor, owned 22,220 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At June 30, 2005, the Fund had transfer agent fees and expenses payable of approximately $19,800.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended June 30, 2005 included in

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005 (UNAUDITED) continued

Trustees' fees and expenses in the Statement of Operations amounted to $3,584. At June 30, 2005, the Fund had an accrued pension liability of $62,061 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of December 31, 2004, the Fund had a net capital loss carryforward of $66,538,259 which will expire on December 31, 2010 to offset future capital gains to the extent provided by regulations.

As of December 31, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and book amortization of premiums on debt securities.

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005 (UNAUDITED) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                          FOR THE SIX                  FOR THE YEAR
                                                         MONTHS ENDED                      ENDED
                                                         JUNE 30, 2005               DECEMBER 31, 2004
                                                  ---------------------------   ---------------------------
                                                          (unaudited)
                                                    SHARES         AMOUNT         SHARES         AMOUNT
                                                  -----------   -------------   -----------   -------------
CLASS A SHARES
Sold............................................      183,108   $   2,577,779       219,528   $   2,654,225
Conversion from Class B.........................   48,449,842     669,675,729       --             --
Reinvestment of dividends.......................      244,364       3,578,294        13,917         167,288
Redeemed........................................   (1,953,251)    (27,631,462)     (585,430)     (7,018,263)
                                                  -----------   -------------   -----------   -------------
Net increase (decrease) - Class A...............   46,924,063     648,200,340      (351,985)     (4,196,750)
                                                  -----------   -------------   -----------   -------------
CLASS B SHARES
Sold............................................      737,282      10,206,263     1,542,793      18,495,050
Conversion to Class A...........................  (48,205,648)   (669,675,729)      --             --
Reinvestment of dividends.......................      349,600       4,781,212     1,419,290      17,062,789
Redeemed........................................   (5,357,803)    (73,428,744)  (17,997,887)   (214,298,116)
                                                  -----------   -------------   -----------   -------------
Net decrease - Class B..........................  (52,476,569)   (728,116,998)  (15,035,804)   (178,740,277)
                                                  -----------   -------------   -----------   -------------
CLASS C SHARES
Sold............................................       52,185         726,017        75,811         907,444
Reinvestment of dividends.......................        4,639          65,369         9,782         117,561
Redeemed........................................      (78,662)     (1,084,067)     (205,327)     (2,431,030)
                                                  -----------   -------------   -----------   -------------
Net decrease - Class C..........................      (21,838)       (292,681)     (119,734)     (1,406,025)
                                                  -----------   -------------   -----------   -------------
CLASS D SHARES
Sold............................................       69,591         958,233       264,615       3,194,723
Reinvestment of dividends.......................        3,337          46,764         6,702          80,297
Redeemed........................................      (57,633)       (793,265)     (265,178)     (3,203,139)
                                                  -----------   -------------   -----------   -------------
Net increase - Class D..........................       15,295         211,732         6,139          71,881
                                                  -----------   -------------   -----------   -------------
Net decrease in Fund............................   (5,559,049)  $ (79,997,607)  (15,501,384)  $(184,271,171)
                                                  ===========   =============   ===========   =============

7. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005 (UNAUDITED) continued

incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                   FOR THE SIX            FOR THE YEAR ENDED DECEMBER 31,
                                                  MONTHS ENDED    -----------------------------------------------
                                                  JUNE 30, 2005    2004      2003      2002      2001      2000
                                                  -------------   -------   -------   -------   -------   -------
                                                   (unaudited)
Class A Shares

Selected Per Share Data:

Net asset value, beginning of period............      $13.32       $11.34    $10.03    $13.07    $19.16    $19.65
                                                      ------       ------    ------    ------    ------    ------

Income (loss) from investment operations:
    Net investment income ++....................        0.18         0.29      0.31      0.33      0.38      0.41
    Net realized and unrealized gain (loss).....        1.46         1.98      1.30     (2.88)    (4.44)     0.99
                                                      ------       ------    ------    ------    ------    ------

Total income (loss) from investment
 operations.....................................        1.64         2.27      1.61     (2.55)    (4.06)     1.40
                                                      ------       ------    ------    ------    ------    ------

Less dividends and distributions from:
    Net investment income.......................       (0.17)       (0.29)    (0.30)    (0.35)    (0.38)    (0.42)
    Net realized gain...........................      --            --        --        (0.14)    (1.65)    (1.47)
                                                      ------       ------    ------    ------    ------    ------

Total dividends and distributions...............       (0.17)       (0.29)    (0.30)    (0.49)    (2.03)    (1.89)
                                                      ------       ------    ------    ------    ------    ------

Net asset value, end of period..................      $14.79       $13.32    $11.34    $10.03    $13.07    $19.16
                                                      ======       ======    ======    ======    ======    ======

Total Return+...................................       12.38%(1)    20.36%    16.37%   (19.74)%  (21.23)%    7.30%

Ratios to Average Net Assets(3):
Expenses........................................        1.03%(2)     1.02%     1.02%     0.98%     0.90%     0.87%

Net investment income...........................        2.35%(2)     2.44%     2.99%     2.98%     2.32%     2.06%

Supplemental Data:
Net assets, end of period, in thousands.........    $707,363      $12,228   $14,403   $14,463   $19,314   $16,929

Portfolio turnover rate.........................           5%(1)       20%       43%       51%       49%       12%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 24

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                        FOR THE SIX                 FOR THE YEAR ENDED DECEMBER 31,
                                       MONTHS ENDED    ----------------------------------------------------------
                                       JUNE 30, 2005     2004       2003        2002         2001         2000
                                       -------------   --------   --------   ----------   ----------   ----------
                                        (unaudited)
Class B Shares

Selected Per Share Data:

Net asset value, beginning of
 period..............................      $13.38        $11.40     $10.08       $13.12       $19.21       $19.70
                                           ------        ------     ------       ------       ------       ------

Income (loss) from investment
 operations:
    Net investment income++..........        0.16          0.30       0.27         0.25         0.26         0.26
    Net realized and unrealized gain
    (loss)...........................        1.48          1.99       1.31        (2.89)       (4.45)        0.99
                                           ------        ------     ------       ------       ------       ------

Total income (loss) from investment
 operations..........................        1.64          2.29       1.58        (2.64)       (4.19)        1.25
                                           ------        ------     ------       ------       ------       ------

Less dividends and distributions
 from:
    Net investment income............       (0.16)        (0.31)     (0.26)       (0.26)       (0.25)       (0.27)
    Net realized gain................      --             --         --           (0.14)       (1.65)       (1.47)
                                           ------        ------     ------       ------       ------       ------

Total dividends and distributions....       (0.16)        (0.31)     (0.26)       (0.40)       (1.90)       (1.74)
                                           ------        ------     ------       ------       ------       ------

Net asset value, end of period.......      $14.86        $13.38     $11.40       $10.08       $13.12       $19.21
                                           ======        ======     ======       ======       ======       ======

Total Return+........................       12.33%(1)     20.37%     15.91%      (20.30)%     (21.82)%       6.47%

Ratios to Average Net Assets(3):
Expenses.............................        0.96%(2)      0.94%(4)     1.43%(4)       1.73%       1.66%       1.63%

Net investment income................        2.42%(2)      2.52%(4)     2.58%(4)       2.23%       1.56%       1.30%

Supplemental Data:
Net assets, end of period, in
 thousands...........................    $209,220      $890,696   $929,785   $1,011,218   $1,719,481   $2,629,320

Portfolio turnover rate..............           5%(1)        20%        43%          51%          49%          12%

---------------------

    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4)  If the Distributor had not rebated a portion of its fee to the Fund, the expense and net investment income ratios would have been as follows:

                                   EXPENSE         NET INVESTMENT
           PERIOD ENDED            RATIO           INCOME RATIO
         -----------------          ----                ----
         December 31, 2004          1.24%               2.22%
         December 31, 2003          1.78                2.23

                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                                       FOR THE SIX           FOR THE YEAR ENDED DECEMBER 31,
                                                      MONTHS ENDED    ----------------------------------------------
                                                      JUNE 30, 2005    2004     2003     2002      2001       2000
                                                      -------------   ------   ------   ------   --------   --------
                                                       (unaudited)

Class C Shares

Selected Per Share Data:

Net asset value, beginning of period................     $13.37       $11.38   $10.07   $13.11    $19.19     $19.69
                                                         ------       ------   ------   ------    ------     ------

Income (loss) from investment operations:
    Net investment income++.........................       0.12         0.20     0.23     0.26      0.26       0.26
    Net realized and unrealized gain (loss).........       1.47         1.99     1.30    (2.90)    (4.44)      0.98
                                                         ------       ------   ------   ------    ------     ------

Total income (loss) from investment operations......       1.59         2.19     1.53    (2.64)    (4.18)      1.24
                                                         ------       ------   ------   ------    ------     ------

Less dividends and distributions from:
    Net investment income...........................      (0.12)       (0.20)   (0.22)   (0.26)    (0.25)     (0.27)
    Net realized gain...............................     --             --       --      (0.14)    (1.65)     (1.47)
                                                         ------       ------   ------   ------    ------     ------

Total dividends and distributions...................      (0.12)       (0.20)   (0.22)   (0.40)    (1.90)     (1.74)
                                                         ------       ------   ------   ------    ------     ------

Net asset value, end of period......................     $14.84       $13.37   $11.38   $10.07    $13.11     $19.19
                                                         ======       ======   ======   ======    ======     ======

Total Return+.......................................      11.98%(1)    19.47%   15.44%  (20.32)%  (21.80)%     6.47%

Ratios to Average Net Assets(3):
Expenses............................................       1.65%(2)     1.77%    1.78%    1.69%     1.66%      1.63%

Net investment income...............................       1.73%(2)     1.69%    2.23%    2.27%     1.56%      1.30%

Supplemental Data:
Net assets, end of period, in thousands.............     $9,502       $8,851   $8,899   $7,900   $11,904    $18,445

Portfolio turnover rate.............................          5%(1)       20%      43%      51%       49%        12%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
    + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 26

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                                        FOR THE SIX          FOR THE YEAR ENDED DECEMBER 31,
                                                       MONTHS ENDED    --------------------------------------------
                                                       JUNE 30, 2005    2004     2003     2002     2001      2000
                                                       -------------   ------   ------   ------   ------   --------
                                                        (unaudited)
Class D Shares

Selected Per Share Data:

Net asset value, beginning of period.................     $13.30       $11.32   $10.02   $13.05   $19.14    $19.63
                                                          ------       ------   ------   ------   ------    ------

Income (loss) from investment operations:
    Net investment income++..........................       0.18         0.32     0.34     0.36     0.45      0.46
    Net realized and unrealized gain (loss)..........       1.47         1.98     1.29    (2.88)   (4.47)     0.99
                                                          ------       ------   ------   ------   ------    ------

Total income (loss) from investment operations.......       1.65         2.30     1.63    (2.52)   (4.02)     1.45
                                                          ------       ------   ------   ------   ------    ------

Less dividends and distributions from:
    Net investment income............................      (0.19)       (0.32)   (0.33)   (0.37)   (0.42)    (0.47)
    Net realized gain................................        --          --       --      (0.14)   (1.65)    (1.47)
                                                          ------       ------   ------   ------   ------    ------

Total dividends and distributions....................      (0.19)       (0.32)   (0.33)   (0.51)   (2.07)    (1.94)
                                                          ------       ------   ------   ------   ------    ------

Net asset value, end of period.......................     $14.76       $13.30   $11.32   $10.02   $13.05    $19.14
                                                          ======       ======   ======   ======   ======    ======

Total Return+........................................      12.45%(1)    20.69%   16.57%  (19.49)% (21.04)%    7.57%

Ratios to Average Net Assets(3):
Expenses.............................................       0.78%(2)     0.77%    0.78%    0.73%    0.66%     0.63%

Net investment income................................       2.60%(2)     2.69%    3.23%    3.23%    2.56%     2.30%

Supplemental Data:
Net assets, end of period, in thousands..............     $4,388       $3,750   $3,123   $3,380   $3,783   $30,414

Portfolio turnover rate..............................          5%(1)       20%      43%      51%      49%       12%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Utilities Fund

Semiannual Report
June 30, 2005

[MORGAN STANLEY LOGO]

38545RPT-RA05-00631P-Y06/05

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Utilities Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer

August 23, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer

August 23, 2005


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer

August 23, 2005


                                        3